SCHEDULE OF IMPAIRMENT CREDIT LOSSES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Due From Related Parties
Balance at the beginning of the year
Add: Additions	6,016,832
Balance at the end of the year	$ 6,016,832